Non Current Liabilities - Convertible Note - Summary of Fair Value of Convertible Notes (Detail)	Jun. 30, 2021 AUD ($)
Note - Liability [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at issuance	$ 4,419,531
Fair value movements	5,541,541
Conversion to ordinary shares	(7,434,202)
Fair value of convertible notes	2,526,870
Conversion Feature - Equity [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at issuance	41,431,774
Conversion to ordinary shares	(31,073,830)
Fair value of convertible notes	$ 10,357,944